Equity - Preferred Stock Conversion Terms (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
5.75% cumulative convertible preferred stock
Class of Stock [Line Items]
Preferred stock, dividend rate	5.75%	5.75%
5.75% cumulative convertible preferred stock series A
Class of Stock [Line Items]
Preferred stock, dividend rate	5.75%	5.75%
4.50% cumulative convertible preferred stock
Class of Stock [Line Items]
Preferred stock, dividend rate	4.50%
5.00% cumulative convertible preferred stock series 2005 B
Class of Stock [Line Items]
Preferred stock, dividend rate	5.00%	5.00%
Preferred stock | 5.75% cumulative convertible preferred stock
Class of Stock [Line Items]
Liquidation Preference per Share (in usd per share)	$ 1,000
Conversion Rate	0.1984%
Conversion Price (in usd per share)	$ 5,039.59
Company's Market Conversion Trigger (in usd per share)	6,551.46
Preferred stock | 5.75% cumulative convertible preferred stock series A
Class of Stock [Line Items]
Liquidation Preference per Share (in usd per share)	$ 1,000
Conversion Rate	0.1918%
Conversion Price (in usd per share)	$ 5,215.02
Company's Market Conversion Trigger (in usd per share)	$ 6,779.52
Preferred stock, dividend rate	5.75%
Preferred stock | 4.50% cumulative convertible preferred stock
Class of Stock [Line Items]
Liquidation Preference per Share (in usd per share)	$ 100
Conversion Rate	0.0123%
Conversion Price (in usd per share)	$ 8,142.99
Company's Market Conversion Trigger (in usd per share)	10,585.89
Preferred stock | 5.00% cumulative convertible preferred stock series 2005 B
Class of Stock [Line Items]
Liquidation Preference per Share (in usd per share)	$ 100
Conversion Rate	0.0139%
Conversion Price (in usd per share)	$ 7,208.51
Company's Market Conversion Trigger (in usd per share)	$ 9,371.06
Preferred stock | Minimum | 4.50% or 5.00% (series 2005B) cumulative convertible preferred stock
Class of Stock [Line Items]
Conversion of stock, market trigger (in shares)	250,000
Preferred stock | Minimum | 5.75% or 5.75% (Series A) preferred stock
Class of Stock [Line Items]
Conversion of stock, market trigger (in shares)	25,000